Long-term debt and other financial liabilities - Other financial liabilities, net (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	$ 137,592
Less: Deferred finance costs, net	(10,795)	$ (8,059)
Add: Deferred finance costs, current portion	2,681	2,797
Financial Liabilities Net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Other financial liabilities	137,592	142,256
Less: Deferred finance costs, net	(1,191)	(1,337)
Total other financial liabilities	136,401	140,919
Less: Current portion of other financial liabilities	(9,328)	(9,328)
Add: Deferred finance costs, current portion	275	287
Other financial liabilities, net of current portion and deferred finance costs	$ 127,348	$ 131,878